UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  June 30, 2007

Check here if Amendment  [  ]; Amendment Number:
     This Amendment (Check only one.):  [   ] is a restatement.
                                        [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Cornerstone Investment Partners
Address:  8097 Roswell Road, Building A
          Atlanta, GA  30350

Form 13F File Number:  028-11408

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Edward C. Mitchell, Jr.
Title:    Chief Compliance Officer
Phone:    770-393-2852

Signature, Place, and Date of Signing:

  /s/ Edward C. Mitchell, Jr.       Atlanta, GA             August 3, 2007
  ---------------------------       -------------          ----------------
          [Signature]               [City, State]               [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number     Name

28-______________        _______________________________
[Repeat as necessary.

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:

Form 13F Information Table Entry Total:          111

Form 13F Information Table Value Total:  $   484,508
                                         -----------
                                         (thousands)

List of Other Included Managers:


Provide a numbered list of the names(s) and Form 13F file numbers(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

No.       Form 13F File Number          Name

______    28-______________________     ______________________________

[Repeat as necessary.]

FORM 13F INFORMATION TABLE (greater than or equal to $200,000 and/or 10,000 shares)

          Column1           Column2            Column3         Column4         Column5        Column6         Column7       Column8
          -------           -------            -------         -------         -------        -------         -------       -------

          ISSUER             CLASS              CUSIP           VALUE        SHRS/PUT/CALL   DISCRETION    OTHER MANAGER   AUTHORITY
          ------             -----              -----           -----        -------------   ----------    -------------   ---------
Honda Motor Co. Ltd.          AMERN SHS       438128308      9,896,392          272,703        Sole             None          None
Interface Inc cl A            CL A            458665106        612,805           32,492        Sole             None          None
Best Buy Company Inc          COM             086516101      5,767,712          123,585        Sole             None          None
Canadian Natl Railway         COM             136375102      9,522,891          186,980        Sole             None          None
Pfizer Inc.                   COM             717081103     12,968,746          507,186        Sole             None          None
3M Company                    COM             88579Y101        329,802            3,800        Sole             None          None
Abbott Laboratories           COM             002824100        464,546            8,675        Sole             None          None
Abercrombie & Fitch           COM             002896207      7,801,343          106,897        Sole             None          None
AGL Resources Inc.            COM             001204106      3,189,824           78,800        Sole             None          None
AllianceBerstein HLDG LP      COM             01881g106        240,543            2,762        Sole             None          None
Altria Group Inc              COM             02209S103        551,160            7,858        Sole             None          None
Ambac Fincl Group             COM             023139108      4,734,417           54,300        Sole             None          None
American Express Comp         COM             025816109        615,471           10,060        Sole             None          None
American Intl Group           COM             026874107      6,536,600           93,340        Sole             None          None
AT&T Inc.                     COM             00206R102     17,178,551          413,941        Sole             None          None
Bank of America Corp.         COM             060505104     17,036,849          348,473        Sole             None          None
Baxter International          COM             071813109      7,473,163          132,644        Sole             None          None
BB&T Corp                     COM             054937107        344,763            8,475        Sole             None          None
BE Aerospace Inc.             COM             073302101      1,990,660           48,200        Sole             None          None
Bristol-Myers Squibb          COM             110122108        337,219           10,685        Sole             None          None
Capital One Financial         COM             14040H105     12,846,903          163,780        Sole             None          None
Caterpillar Inc               COM             149123101        381,712            4,875        Sole             None          None
CBRE Realty Finance           COM             12498b307        878,374           73,875        Sole             None          None
Champion Enterprises          COM             158496109      3,143,821          319,819        Sole             None          None
ChevronTexaco Corp            COM             166764100     12,960,577          153,853        Sole             None          None
Cisco Systems Inc.            COM             17275R102        493,029           17,703        Sole             None          None
Citigroup Inc                 COM             172967101      7,332,644          142,964        Sole             None          None
Coca-Cola Company             COM             191216100      6,984,745          133,526        Sole             None          None
Comerica Incorporated         COM             200340107      3,853,656           64,800        Sole             None          None
Compucredit                   COM             20478N100        542,810           15,500        Sole             None          None
Computer Sciences Cor         COM             205363104        295,750            5,000        Sole             None          None
Compuware Corporation         COM             205638109        118,600           10,000        Sole             None          None
ConAgra Foods Inc             COM             205887102      4,021,632          149,726        Sole             None          None
ConocoPhillips                COM             20825C104     17,311,683          220,531        Sole             None          None
Dow Chemical Company          COM             260543103     11,845,432          267,875        Sole             None          None
DPL Inc.                      COM             233293109        227,721            8,035        Sole             None          None
Duke Energy Corporation       COM             26441C105        433,710           23,700        Sole             None          None
Eli Lilly & Co.               COM             532457108        290,744            5,203        Sole             None          None
Emerson Electric Co.          COM             291011104        299,520            6,400        Sole             None          None
Exelon Corp                   COM             30161N101      2,616,504           36,040        Sole             None          None
Exxon Mobil                   COM             30231G102      2,186,500           26,067        Sole             None          None
Federal Home Ln Mtg           COM             313400301        449,180            7,400        Sole             None          None
Fifth Third Bancorp           COM             316773100        230,666            5,800        Sole             None          None
Fleetwood Enterprises         COM             339099103        352,950           39,000        Sole             None          None
General Electric Co           COM             369604103      1,362,194           35,585        Sole             None          None
Genesco Inc.                  COM             371532102        371,401            7,100        Sole             None          None
Halliburton Company           COM             406216101     15,813,189          458,353        Sole             None          None
Harley-Davidson Inc.          COM             412822108      8,649,709          145,105        Sole             None          None
Hewlett-Packard Co            COM             428236103        548,826           12,300        Sole             None          None
Home Depot Inc.               COM             437076102      9,741,132          247,551        Sole             None          None
Honeywell International Inc   COM             438516106     18,301,596          325,188        Sole             None          None
Hugoton Royalty Trust         COM             444717102      1,299,791           51,518        Sole             None          None
Human Genome Sciences         COM             444903108         89,200           10,000        Sole             None          None
IBM Corp                      COM             459200101     14,243,892          135,334        Sole             None          None
Illinois Tool Works           COM             452308109        209,932            3,874        Sole             None          None
Ingersoll-Rand Co             COM             G4776G101     16,262,901          296,660        Sole             None          None
Integrys Energy               COM             45822P105      1,486,389           29,300        Sole             None          None
Intel Corporation             COM             458140100      9,472,600          399,016        Sole             None          None
J P Morgan Chase              COM             46625H100     13,544,488          279,556        Sole             None          None
Johnson & Johnson             COM             478160104     12,620,084          204,805        Sole             None          None
Johnson Controls Inc          COM             478366107        694,620            6,000        Sole             None          None
KeyCorp                       COM             493267108      3,190,115           92,925        Sole             None          None
LSI Logic Corporation         COM             502161102        225,300           30,000        Sole             None          None
MDU Resources Group           COM             552690109      1,648,752           58,800        Sole             None          None
Merrill Lynch & Co.           COM             590188108        231,934            2,775        Sole             None          None
Microsoft Corporation         COM             594918104      1,151,894           39,087        Sole             None          None
Morgan Stanley                COM             617446448     14,225,964          169,599        Sole             None          None
Newell Rubbermaid In          COM             651229106      5,717,975          194,291        Sole             None          None
Nike Inc cl B                 COM             654106103     12,538,645          215,108        Sole             None          None
Old Republic Intl             COM             680223104        559,478           26,316        Sole             None          None
Oracle Corporation            COM             68389X105     10,545,520          535,034        Sole             None          None
Palm Harbor Homes In          COM             696639103      1,006,914           71,160        Sole             None          None
PartnerRe Ltd.                COM             G6852T105        387,500            5,000        Sole             None          None
PepsiCo Inc.                  COM             713448108      8,732,377          134,655        Sole             None          None
PETsMART Inc.                 COM             716768106     12,537,827          386,374        Sole             None          None
Polaris Industries In         COM             731068102        476,608            8,800        Sole             None          None
PPL Corp                      COM             69351T106      1,983,896           42,400        Sole             None          None
Procter & Gamble Co.          COM             742718109      1,614,070           26,378        Sole             None          None
Progressive Corp.             COM             743315103        617,394           25,800        Sole             None          None
Roberts Realty Inv            COM             769900101        129,864           16,800        Sole             None          None
Selective Insurance G         COM             816300107        322,560           12,000        Sole             None          None
Solectron Co                  COM             834182107         44,160           12,000        Sole             None          None
Spectra Energy                COM             847560109        216,766            8,350        Sole             None          None
Sun Microsystems Inc          COM             866810104         52,626           10,005        Sole             None          None
SunTrust Banks Inc.           COM             867914103        960,288           11,200        Sole             None          None
Torchmark Corp.               COM             891027104      4,040,100           60,300        Sole             None          None
U.S. Bancorp                  COM             902973304      4,726,743          143,452        Sole             None          None
United Parcel Srvc B          COM             911312106        390,550            5,350        Sole             None          None
United Technologies           COM             913017109        269,534            3,800        Sole             None          None
UnitedHealth Group In         COM             91324P102        221,027            4,322        Sole             None          None
UNUM Provident Corp.          COM             91529Y106      3,191,269          122,224        Sole             None          None
Verizon Communication         COM             92343V104      5,762,524          139,969        Sole             None          None
Wachovia Bank                 COM             929903102        322,926            6,301        Sole             None          None
Wal-Mart Stores Inc.          COM             931142103     15,273,867          317,478        Sole             None          None
Walt Disney Company           COM             254687106        308,967            9,050        Sole             None          None
Watson Wyatt & Co             COM             942712100        201,920            4,000        Sole             None          None
Wells Fargo & Co              COM             949746101        219,179            6,232        Sole             None          None
Whirlpool Corporation         COM             963320106        222,400            2,000        Sole             None          None
Whiting Petroleum Corp        COM             966387102        275,536            6,800        Sole             None          None
Wild Oats Markets In          COM             96808B107        377,100           22,500        Sole             None          None
Wyeth                         COM             983024100      8,063,896          140,633        Sole             None          None
Oil Service Holders           DEPOSTRY RCPT   678002106        401,879            2,300        Sole             None          None
ISHARES LEHMAN AG BD          LEHMAN AGG BND  464287226        608,848            6,190        Sole             None          None
ISHARES Lehman Short
  Treasury Bond               LEHMAN SH TREA  464288679        438,560            4,000        Sole             None          None
Royal Dutch Shell ADR A       SPONS ADR A     780259206        396,256            4,880        Sole             None          None
Nokia Corporation             SPONSORED ADR   654902204     12,259,671          436,132        Sole             None          None
Norsk Hydro ASA               SPONSORED ADR   656531605      1,014,155           26,500        Sole             None          None
Novartis AG                   SPONSORED ADR   66987V109     13,857,588          247,148        Sole             None          None
BP PLC ADS                    SPONSORED ADR   055622104        716,783            9,936        Sole             None          None
Petroleo Brasilero ADS        SPONSORED ADR   71654V408      9,201,240           75,874        Sole             None          None
Enerplus Resource Fund        UNIT TR G NEW   29274D604        223,630            4,750        Sole             None          None